Related party transactions	3 Months Ended
Mar. 31, 2019
Related party transactions [Abstract]
Related party transactions
16.	Related party transactions

Related party balances

The following amounts are due to related parties:

	March 31, 2019	December 31, 2018
Shareholder loan	$5,191	$6,230
Due to related parties (Note 7)	99,465	83,331
	$104,656	$89,561

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	March 31, 2019	March 31, 2018
Consulting fees	$118,398	$60,000
Salary	144,000	88,000
Directors fees	82,549	-
Stock-based compensation	1,647,520	121,562
	$1,992,467	$269,562